TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE	TRADE ACCOUNTS RECEIVABLE As of December 31, 2018 and 2017, there was no provision for doubtful accounts.